Consequences of initiatives to limit climate changes - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) € / $ $ / t € / t kr / t $ / bbl	Dec. 31, 2021 USD ($) € / t	Dec. 31, 2020 USD ($) € / t	Dec. 31, 2022 NOK (kr) € / $	Dec. 31, 2021 NOK (kr)
Climate changes [line items]
Internal carbon price | $ / t	58
EU ETS price | € / t			25
EU ETS allowances | € / t	81	54
Transportation cost per barrel | $ / bbl	2
Expense related to carbon emissions and purchase	$ 510,000,000	$ 428,000,000	$ 268,000,000
Property, plant and equipment	56,498,000,000	62,075,000,000
Investments	9,994,000,000	8,506,000,000	$ 9,762,000,000
Share capital	$ 1,142,036,265	$ 1,163,987,792		kr 7,938,675,397.50	kr 8,144,219,267.50
Equinor's assumptions for currency rates | € / $	1,176			1,176
Commodity price sensitivity [member]
Climate changes [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Low range value [member] | Commodity price sensitivity [member]
Climate changes [line items]
Percentage of reasonably possible change, market risk	(30.00%)	(30.00%)
High range value [member] | Commodity price sensitivity [member]
Climate changes [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Investments in CCS [member]
Climate changes [line items]
Share capital	$ 36,000,000	$ 21,000,000
REN [member]
Climate changes [line items]
Investments	$ 298,000,000	457,000,000
Scatec ASA [member]
Climate changes [line items]
Ownership interest in associate	13.10%
Next two years [member]
Climate changes [line items]
EU ETS price | € / t	80
2030 [member]
Climate changes [line items]
Internal carbon price | $ / t	100
Expected tax increase on carbon emissions maximum | kr / t	2,000
2040 [member]
Climate changes [line items]
EU ETS price | € / t	105
2050 [member]
Climate changes [line items]
Impairment exposure due to net zero emission		$ 4,000,000,000
EU ETS price | € / t	130
2050 [member] | Commodity price sensitivity [member]
Climate changes [line items]
Percentage of reasonably possible change, market risk	30.00%
2100 [member] | High range value [member]
Climate changes [line items]
Impairment exposure due to net zero emission	$ 500,000,000
Oil and Gas prospects, signature bonuses and the capitalised exploration costs [member]
Climate changes [line items]
Total carrying value of intangible assets	$ 3,634,000,000
Percentage increase decrease in emissions rate	(50.00%)
Asset retirement obligations [member]
Climate changes [line items]
Potential financial effect of shorter production period	$ 1,000,000,000